Bank Borrowings - Additional Information (Details) ¥ in Thousands, $ in Thousands	1 Months Ended		12 Months Ended
	Mar. 31, 2020 CNY (¥)	Apr. 30, 2019 CNY (¥)	Dec. 31, 2020 CNY (¥)	Jun. 30, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
Debt Instrument [Line Items]
Repayment of bank borrowings amount			¥ 250,900
Interest expense on bank borrowings			22,049		¥ 13,269	¥ 1,148
Industrial and Commercial Bank of China | Bank Borrowing Agreement | Nanjing Innovation School | Puxin Education as Guarantors
Debt Instrument [Line Items]
Bank borrowing agreement amount				¥ 10,000
Annual interest rate				4.35%
Bank borrowing term				6 months
China Everbright Bank | Bank Borrowing Agreement | Beijing Haidian Puxin Training School | Puxin Education as Guarantors
Debt Instrument [Line Items]
Bank borrowing agreement amount	¥ 5,000
Annual interest rate	4.05%
Bank borrowing term	12 months
SPD Bank | Bank Borrowing Agreement | Puxin Education
Debt Instrument [Line Items]
Bank borrowing agreement amount			¥ 660,000		¥ 408,600
Annual interest rate					4.35%			4.35%
Bank borrowing term			12 months
Deposits amount					¥ 348,090			$ 50,000
Repayment of bank borrowings amount			¥ 314,100		¥ 94,500
SPD Bank | Bank Borrowing Agreement | Puxin Education | Maximum
Debt Instrument [Line Items]
Annual interest rate			5.22%				5.22%
Bank borrowing term					12 months
SPD Bank | Bank Borrowing Agreement | Puxin Education | Minimum
Debt Instrument [Line Items]
Annual interest rate			4.27%				4.27%
Bank borrowing term					6 months
SPD Bank | Bank Borrowing Agreement | Puxin Education | Current Portion of Restricted Cash Deposits Pledged
Debt Instrument [Line Items]
Bank borrowing agreement amount			¥ 500,000
Deposits amount			514,496				$ 78,850
SPD Bank | Bank Borrowing Agreement | Puxin Education | Buildings of Beijing Global Education Technology Co Ltd Pledged
Debt Instrument [Line Items]
Collateral amount			160,000
Repayment of bank borrowings amount			¥ 80,000
Xiamen International Bank | Bank Borrowing Agreement | Puxin Education | Buildings of Beijing Global Education Technology Co Ltd Pledged
Debt Instrument [Line Items]
Bank borrowing agreement amount		¥ 41,000
Annual interest rate		7.00%
Bank borrowing term		6 months